Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Schedule of fair value by balance sheet groupings

	Carrying value per	Estimated fair
At December 31, 2011	balance sheet	market value
Notes receivable issued in connection with property sales	$ 19.0	$ 19.6
Note receivable issued in connection with 2011 acquisitions	$ 8.8	$ 8.8
Mortgages payable assumed in connection with 2011 acquisitions	$ 67.8	$ 68.2
Notes payable	$ 1,750.0	$ 1,901.9

	Carrying value per	Estimated fair
At December 31, 2010	balance sheet	market value
Notes receivable issued in connection with property sales	$ 22.1	$ 23.2
Notes payable	$ 1,600.0	$ 1,707.1